INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of Intangible assets

	As of December 31,
	2024	2023
Intangible assets	2,403,037	2,497,529
Impairment allowance	(90,104)	(90,085)
	2,312,933	2,407,444

Summary of nature and movements of intangible assets

	Gross value as of	Incorporation				Gross value as of
	December 31,	by acquisition		Currency translation		December 31,
	2023	(Note 28)	CAPEX	adjustments	Decreases	2024
5G licenses	460,474	—	—	—	—	460,474
3G/4G licenses	1,018,992	—	—	—	—	1,018,992
PCS and SRCE licenses (Argentina)	536,709	—	—	—	—	536,709
Núcleo´s licenses	137,102	—	596	(9,060)	—	128,638
Customer relationship	718,778	4,542	33	(412)	(7,074)	715,867
Brands	676,655	—	—	—	29	676,684
Incremental Cost from the acquisitions of contracts	47,603	—	11,135	(2,005)	(26,770)	29,963
Content activation	10,079	—	2,502	—	—	12,581
Internally generated software	107,065	—	39,899	7	—	146,971
Other	50,269	—	1	(1,390)	—	48,880
Total	3,763,726	4,542	54,166	(12,860)	(33,815)	3,775,759

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2023	Amortization	adjustments	Decreases	2024	2024
5G licenses	(5,756)	(23,028)	—	—	(28,784)	431,690
3G/4G licenses	(406,463)	(69,496)	—	—	(475,959)	543,033
PCS and SRCE licenses (Argentina)	—	—	—	—	—	536,709
Núcleo´s licenses	(31,210)	(2,986)	1,082	—	(33,114)	95,524
Customer relationship	(683,263)	(8,712)	—	7,074	(684,901)	30,966
Brands	(5,458)	—	—	(29)	(5,487)	671,197
Incremental Cost from the acquisitions of contracts	(29,747)	(16,815)	201	26,726	(19,635)	10,328
Content activation	(7,092)	(2,698)	—	—	(9,790)	2,791
Internally generated software	(58,509)	(12,069)	—	—	(70,578)	76,393
Other	(38,699)	(5,995)	220	—	(44,474)	4,406
Total	(1,266,197)	(141,799)	1,503	33,771	(1,372,722)	2,403,037

	Gross value as of		Currency			Gross value as
	December 31,		translation			of December 31,
	2022	CAPEX	adjustments	Transfers	Decreases	2023
5G licenses	—	460,474	—	—	—	460,474
3G/4G licenses	1,018,992	—	—	—	—	1,018,992
PCS and SRCE licenses (Argentina)	536,709	—	—	—	—	536,709
Núcleo´s licenses	128,438	1,692	6,972	—	—	137,102
Customer relationship	716,816	—	1,962	—	—	718,778
Brands	676,655	—	—	—	—	676,655
Incremental Cost from the acquisitions of contracts	69,064	14,103	(27)	—	(35,537)	47,603
Content activation	6,146	3,933	—	—	—	10,079
Internally generated software	67,483	39,338	—	244	—	107,065
Other	43,037	6,245	1,231	(244)	—	50,269
Total	3,263,340	525,785	10,138	—	(35,537)	3,763,726

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2022	Amortization	adjustments	Decreases	2023	2023
5G licenses	—	(5,756)	—	—	(5,756)	454,718
3G/4G licenses	(337,084)	(69,379)	—	—	(406,463)	612,529
PCS and SRCE licenses (Argentina)	—	—	—	—	—	536,709
Núcleo´s licenses	(27,046)	(2,828)	(1,336)	—	(31,210)	105,892
Customer relationship	(569,256)	(113,439)	(568)	—	(683,263)	35,515
Brands	(5,458)	—	—	—	(5,458)	671,197
Incremental Cost from the acquisitions of contracts	(41,712)	(23,394)	(178)	35,537	(29,747)	17,856
Content activation	(2,993)	(4,099)	—	—	(7,092)	2,987
Internally generated software	(53,245)	(5,264)	—	—	(58,509)	48,556
Other	(29,174)	(9,323)	(202)	—	(38,699)	11,570
Total	(1,065,968)	(233,482)	(2,284)	35,537	(1,266,197)	2,497,529

Schedule of movements in the impairment of Intangible assets

	Years ended December 31,
	2024	2023
At the beginning of the year	(90,085)	(89,887)
Increases	(19)	(198)
At the end of the year	(90,104)	(90,085)